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                       JPMORGAN INTERNATIONAL EQUITY FUNDS

                       JPMORGAN INTERNATIONAL EQUITY FUND
       SELECT CLASS, INSTITUTIONAL CLASS AND CLASS A, CLASS B AND CLASS C
                       JPMORGAN INTERNATIONAL GROWTH FUND
                               CLASS A AND CLASS B
                  JPMORGAN INTERNATIONAL SMALL CAP EQUITY FUND
            SELECT CLASS, INSTITUTIONAL CLASS AND CLASS A AND CLASS B
                         JPMORGAN INTREPID EUROPEAN FUND
         SELECT CLASS, INSTITUTIONAL CLASS, CLASS A CLASS B AND CLASS C
                               JPMORGAN JAPAN FUND
                               CLASS A AND CLASS B

                       SUPPLEMENT DATED NOVEMBER 30, 2005
                   TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

     Effective November 30, 2005 (the "Effective Date"), J.P. Morgan Fleming Asset Management (London) Limited (JPMAM (London)) will no longer serve as the sub-adviser to JPMorgan International Equity Fund, JPMorgan International Growth Fund, JPMorgan International Small Cap Equity Fund, JPMorgan Intrepid European Fund or JPMorgan Japan Fund (the Funds). After the Effective Date, J.P. Morgan Investment Management Inc., the Funds' investment adviser, will retain all fees previously payable to JPMAM (London) under the Sub-Advisory Agreement with JPMAM (London).


                            JPMORGAN ASIA EQUITY FUND
                  SELECT CLASS, INSTITUTIONAL CLASS AND CLASS A


                       SUPPLEMENT DATED NOVEMBER 30, 2005
                   TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

     The information contained under the heading "The Portfolio Managers - Asia Equity Fund" in the Prospectuses is hereby deleted in its entirety and replaced with the following:

JF International Management Inc. (JFIMI) is the sub-adviser to the Asia Equity Fund. The management team at JFIMI is led by Michael A. K. Koh, Andrew Swan and Joshua Tay. Mr. Koh, a Managing Director, has been with JFIMI since 1981. Mr. Koh is a Philippines country specialist. Mr. Swan, Vice President of JFIMI, has been with the adviser since 1994 and has been an investment manager since 2004. Mr. Tay is a fund manager of JF Asset Management Ltd. (Singapore), an affiliate of JFIMI, since 1996.


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                      JPMORGAN EMERGING MARKETS EQUITY FUND
             SELECT CLASS, INSTITUTIONAL CLASS, CLASS A AND CLASS B

                       SUPPLEMENT DATED NOVEMBER 30, 2005
                   TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

     The information contained under the heading "The Portfolio Managers - Emerging Markets Equity Fund" in the Prospectuses is hereby deleted in its entirety and replaced with the following:


The management team is led by Austin Forey. Mr. Forey, a Managing Director, has been with JPMIM and its affiliates since 1988 and a portfolio manager since 1994. Working with Mr. Forey will be Gregory A. Mattiko, Vice President, and Ashraf El Ansary. Mr. Mattiko is a Vice President of JPMIM and has been with JPMIM since 2003. Prior to joining JPMIM, Mr. Mattiko was a director of portfolio management for Value Management & Research AG, based in Kronberg, Germany, since 1997 where he was responsible for European long/short, European technology, global, and U.S. equity funds. Mr. El Ansary is a Vice President of JPMIM and has been an employee of JFIMI since 1999.


                    JPMORGAN INTERNATIONAL OPPORTUNITIES FUND
             SELECT CLASS, INSTITUTIONAL CLASS, CLASS A AND CLASS B


                       SUPPLEMENT DATED NOVEMBER 30, 2005
                   TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

     The information contained under the heading "The Portfolio Managers - International Opportunities Fund" in the Prospectuses is hereby deleted in its entirety and replaced with the following:

The management team is led by Jeroen Huysinga, Managing Director, who has been with JPMIM or its affiliate since 1997. Also on the management team are Nigel F. Emmett, Vice President, who has been on the International Equity team since joining JPMorgan Chase (or one of its predecessors) in August, 1997 and Pavlos
M. Alexandrakis, Vice President and CFA charterholder, who is a senior client portfolio manager in the Global/International Equity Group. An employee since 2002, Mr. Alexandrakis is currently responsible for global and international products in North America. Previously, Mr. Alexandrakis was a senior vice president/director at Pioneer Investment Management in Boston from 1998 to 2002.



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                         JPMORGAN INTREPID EUROPEAN FUND
         INSTITUTIONAL CLASS, SELECT CLASS, CLASS A, CLASS B AND CLASS C

                       SUPPLEMENT DATED NOVEMBER 30, 2005
                   TO THE PROSPECTUSES DATED FEBRUARY 19, 2005

         The information contained under the heading "The Portfolio Managers - Intrepid European Equity Fund" in the Prospectuses is hereby deleted in its entirety and replaced with the following:

The Fund is co-managed by Ajay Gambhir and John Baker. Mr. Gambhir is an Assistant Director of the European Equity Group and has managed the Fund since August 2000. Mr. Gambhir joined JPMFAM (London) in December, 1997, as a fund manager in the European Equity Group and was appointed Assistant Director in April, 2000. Mr. Baker is a portfolio manager within the high alpha team of the JPMorgan Funds European Equity Group. Mr. Baker has been with JPMIM or its affiliates since 1994.

                               JPMORGAN JAPAN FUND
                               CLASS A AND CLASS B

                       SUPPLEMENT DATED NOVEMBER 30, 2005
                    TO THE PROSPECTUS DATED FEBRUARY 19, 2005

     The information contained under the heading "The Portfolio Managers - Japan Fund" in the Prospectus is hereby deleted in its entirety and replaced with the following:

The Fund is managed by Stuart Cox, a portfolio manager with the Japan Portfolio Group (JPG) in London. He joined the JPG in 2004 from Insight Investment where he spent one and a half years as a Director of Japanese Equities. Prior to that Mr. Cox spent one and a half years at Rothschild Asset Management (later acquired by Insight Investment). Mr. Cox previously spent 7 years at Lombard Odier in London initially as a Japanese equity analyst before becoming Portfolio Manager in his last five years and being promoted to Assistant Director at the time of his departure.



                                                                    SUP-IEQ-1105